UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
                                                -----------------

Check here if Amendment [ ]: Amendment Number:
                                               -------------

       This Amendment (Check only one):     [ ] is a restatement
                                            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         KBW, Inc.
Address:      787 Seventh Avenue
              4th Floor
              New York, NY 10019


Form 13F File Number:  (To be determined after filing)
                       -------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mitchell Kleinman
Title:  Secretary and General Counsel
Phone:  (212) 887-6788

Signature, Place and Date of Signing:

        /s/Mitchell Kleinman          New York, New York       May 17, 2010
----------------------------------    ------------------       ------------
            [Signature]                  [City, State]           [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                          ----------------------
Form 13F Information Table Entry Total:             101
                                          ----------------------
Form 13F Information Table Value Total:         $ 134,807
                                          ----------------------
                                              (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                           KBW, Inc.
                                                           FORM 13F
                                               Quarter Ended December 31, 2009
-----------------------------------------------------------------------------------------------------------------------------
                                   CLASS                 VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                     TITLE        CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------
1ST UNITED BANCORP INC FLA   COM              33740N105    1,770   247,900 SH       SOLE                  247,900
ABINGTON BANCORP INC         COM              00350L109    1,191   172,800 SH       SOLE                  172,800
ALLIANCEBERNSTEIN HOLDING LP UNIT LTD PARTN   01881G106      843    30,000 SH       SOLE                   30,000
ALLIED CAP CORP NEW          COM              01903Q108      633   182,800 SH       SOLE                  182,800
ALTISOURCE PORTFOLIO SOLNS S REG SHS          L0175J104      829    39,499 SH       SOLE                   39,499
AMTRUST FINANCIAL SERVICES I COM              032359309      957    81,000 SH  CALL SOLE                   81,000
ANNALY CAP MGMT INC          COM              035710409      361    20,800 SH       SOLE                   20,800
APOLLO INVT CORP             COM              03761U106      724    75,900 SH       SOLE                   75,900
ARCH CAP GROUP LTD           ORD              G0450A105    1,739    24,300 SH       SOLE                   24,300
ARES CAP CORP                COM              04010L103      446    35,800 SH       SOLE                   35,800
ARMOUR RESIDENTIAL REIT INC  *W EXP 11/07/201 042315119      133   666,800 SH       SOLE                                  NONE
ASPEN INSURANCE HOLDINGS LTD SHS              G05384105      993    39,000 SH       SOLE                   39,000
ASSURANT INC                 COM              04621X108      884    30,000 SH       SOLE                   30,000
BANK OF AMERICA CORPORATION  COM              060505104    2,800   185,900 SH       SOLE                  100,000
BANK OF AMERICA CORPORATION  UNIT 99/99/9999  060505419    8,579   575,000 SH       SOLE                  575,000
BANK OF NEW YORK MELLON CORP COM              064058100    1,197    42,800 SH       SOLE                   42,800
BAR HBR BANKSHARES           COM              066849100      942    34,301 SH       SOLE                   34,301
BB&T CORP                    COM              054937107      558    22,000 SH       SOLE                   22,000
BLOCK H & R INC              COM              093671105      950    42,000 SH  CALL SOLE                   42,000
BROOKFIELD ASSET MGMT INC    CL A LTD VT SH   112585104    1,420    64,000 SH       SOLE                   64,000
CAPE BANCORP INC             COM              139209100      956   142,200 SH       SOLE                  142,200
CAPITAL ONE FINL CORP        *W EXP 11/14/201 14040H139    1,285    97,600 SH       SOLE                                  NONE
CAPITALSOURCE INC            COM              14055X102      975   245,500 SH       SOLE                  245,500
CARVER BANCORP INC           COM              146875109      158    17,500 SH       SOLE                   17,500
CENTERSTATE BANKS INC        COM              15201P109    1,786   177,000 SH       SOLE                  177,000
CIT GROUP INC                COM NEW          125581801      663    24,000 SH       SOLE                   24,000
CITIZENS REPUBLIC BANCORP IN COM              174420109    3,129 4,534,552 SH       SOLE                3,599,552
CITY NATL CORP               COM              178566105      889    19,500 SH  CALL SOLE                   19,500
CNA FINL CORP                COM              126117100    1,512    63,000 SH       SOLE                   63,000
COLONY FINL INC              COM              19624R106      611    30,000 SH       SOLE                   30,000
COLUMBIA BKG SYS INC         COM              197236102      405    25,000 SH       SOLE                   25,000
COMERICA INC                 COM              200340107      473    16,000 SH       SOLE                   16,000
COMMUNITY BANKERS TR CORP    COM              203612106    1,193   366,100 SH       SOLE                  366,100
CREXUS INVT CORP             COM              226553105      216    15,484 SH       SOLE                   15,484
CVB FINL CORP                COM              126600105    2,376   275,000 SH       SOLE                  275,000
D R HORTON INC               COM              23331A109      545    50,100 SH       SOLE                   50,100
DELPHI FINL GROUP INC        CL A             247131105    1,544    69,012 SH       SOLE                   69,012
DISCOVER FINL SVCS           COM              254709108      736    50,000 SH       SOLE                   50,000
EAGLE BANCORP INC MD         COM              268948106      834    79,700 SH       SOLE                   79,700
EVEREST RE GROUP LTD         COM              G3223R108    1,251    14,600 SH       SOLE                   14,600
FBR CAPITAL MARKETS CORP     COM              30247C301    2,291   370,652 SH       SOLE                  370,652
FIRST FINL HLDGS INC         COM              320239106      390    30,000 SH       SOLE                   30,000
FIRST MIDWEST BANCORP DEL    COM              320867104    4,170   382,965 SH       SOLE                  340,965
FIRST NIAGARA FINL GP INC    COM              33582V108    1,461   105,000 SH  CALL SOLE                  105,000
FIRSTMERIT CORP              COM              337915102    1,108    55,000 SH  CALL SOLE                   55,000
HANCOCK HLDG CO              COM              410120109    1,227    28,000 SH  CALL SOLE                   28,000
HARTFORD FINL SVCS GROUP INC COM              416515104    1,163    50,000 SH       SOLE                   50,000
HERITAGE FINL CORP WASH      COM              42722X106    1,352    98,140 SH       SOLE                   98,140
HILLTOP HOLDINGS INC         COM              432748101    1,922   165,100 SH       SOLE                  165,100
HOME BANCSHARES INC          COM              436893200      397    16,500 SH       SOLE                   16,500
HORACE MANN EDUCATORS CORP N COM              440327104    1,238    99,000 SH       SOLE                   99,000
HUDSON CITY BANCORP          COM              443683107      618    45,000 SH       SOLE                   45,000
INFINITY PPTY & CAS CORP     COM              45665Q103      853    21,000 SH       SOLE                   21,000
JPMORGAN CHASE & CO          COM              46625H100    2,084    50,000 SH       SOLE                   50,000
KEYCORP NEW                  COM              493267108    3,663   660,000 SH       SOLE                  660,000
KKR FINANCIAL HLDGS LLC      COM              48248A306    1,140   196,500 SH       SOLE                  196,500
M & T BK CORP                COM              55261F104    2,441    36,500 SH  CALL SOLE                   36,500
MARSH & MCLENNAN COS INC     COM              571748102    1,987    90,000 SH  CALL SOLE                   90,000
MARSH & MCLENNAN COS INC     COM              571748102    2,318   105,000 SH  PUT  SOLE                  105,000
MB FINANCIAL INC NEW         COM              55264U108      394    20,000 SH       SOLE                   20,000
MERIDIAN INTERSTAT BANCORP I COM              58964Q104      705    81,000 SH       SOLE                   81,000
MFA FINANCIAL INC            COM              55272X102    1,862   253,300 SH       SOLE                   42,000
NARA BANCORP INC             COM              63080P105    2,110   186,100 SH       SOLE                  186,100
NEW ENGLAND BANCSHARES INC C COM NEW          643863202      786   170,777 SH       SOLE                  170,777
NEW YORK MTG TR INC          COM PAR $.02     649604501    1,672   232,500 SH       SOLE                  232,500
NEWSTAR FINANCIAL INC        COM              65251F105    3,775   962,900 SH       SOLE                   10,000
NORTHERN TR CORP             COM              665859104    2,096    40,000 SH       SOLE                   40,000
OLD NATL BANCORP IND         COM              680033107      827    66,500 SH  CALL SOLE                   66,500
PACIFIC CONTINENTAL CORP     COM              69412V108    1,294   113,100 SH       SOLE                  113,100
PARTNERRE LTD                COM              G6852T105    2,083    27,900 SH       SOLE                   27,900
PENNANTPARK INVT CORP        COM              708062104    1,861   208,600 SH       SOLE                  208,600
PENNYMAC MTG INVT TR         COM              70931T103    1,301    75,700 SH       SOLE                   75,700
PNC FINL SVCS GROUP INC      COM              693475105      797    15,100 SH  CALL SOLE                   15,100
POPULAR INC                  COM              733174106       90    39,792 SH       SOLE                   39,792
PRINCIPAL FINANCIAL GROUP IN COM              74251V102      938    39,000 SH       SOLE                   39,000
PROSPERITY BANCSHARES INC    COM              743606105    1,214    30,000 SH  CALL SOLE                   30,000
REDWOOD TR INC               COM              758075402    3,053   211,146 SH       SOLE                  211,146
RESOURCE CAP CORP            COM              76120W302    1,476   300,000 SH       SOLE                  300,000
SEI INVESTMENTS CO           COM              784117103      420    24,000 SH       SOLE                   24,000
SLM CORP                     COM              78442P106      762    67,600 SH       SOLE                   67,600
SOUTHERN NATL BANCORP OF VA  COM              843395104    1,440   200,000 SH       SOLE                  200,000
SOUTHWEST BANCORP INC OKLA   COM              844767103      768   110,603 SH       SOLE                  110,603
SPORTS PPTYS ACQUISITION COR *W EXP 01/17/201 84920F115       29   127,000 SH       SOLE                                  NONE
STARWOOD PPTY TR INC         COM              85571B105    1,205    63,800 SH       SOLE                   63,800
STATE BANCORP INC N.Y        COM              855716106      636    89,400 SH       SOLE                   89,400
STATE STR CORP               COM              857477103    1,846    42,400 SH       SOLE                   42,400
TFS FINL CORP                COM              87240R107      401    33,000 SH       SOLE                   33,000
THOMAS WEISEL PARTNERS GRP I COM              884481102      245    64,821 SH       SOLE                   64,821
TWO HBRS INVT CORP           COM              90187B101    1,665   169,900 SH       SOLE                  169,900
UMPQUA HLDGS CORP            COM              904214103      563    42,000 SH       SOLE                   42,000
US BANCORP DEL               COM NEW          902973304    2,364   105,000 SH       SOLE                  105,000
VERISK ANALYTICS INC         CL A             92345Y106    2,271    75,000 SH       SOLE                   75,000
WALTER INVT MGMT CORP        COM              93317W102    1,422    99,234 SH       SOLE                   99,234
WASHINGTON FED INC           COM              938824109      891    46,046 SH       SOLE                   46,046
WASHINGTON FED INC           COM              938824109    1,180    61,000 SH  CALL SOLE                   61,000
WELLS FARGO & CO NEW         COM              949746101      928    34,400 SH       SOLE                   34,400
WEST COAST BANCORP ORE NEW   COM              952145100      154    73,500 SH       SOLE                   73,500
WESTERN ALLIANCE BANCORP     COM              957638109      378   100,000 SH       SOLE                  100,000
WESTERN LIBERTY BANCORP      *W EXP 11/27/201 961443116      264 6,900,000 SH       SOLE                                  NONE
WESTERN LIBERTY BANCORP      COM              961443108    5,066   665,700 SH       SOLE                  665,700
WHITE RIVER CAPITAL INC      COM              96445P105      266    23,700 SH       SOLE                   23,700